CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Jun. 30, 2018
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Balance Sheet [Table Text Block]
CONDENSED BALANCE SHEETS

	June 30,
	2017	2018
ASSETS
Current assets:
Cash and cash equivalents	$13,103	$21,578
Amounts due from subsidiaries	59,920	53,503
Prepaid expenses	61	61
Total current assets	73,084	75,142

Investments in subsidiaries	726,837	869,706

Total assets	$799,921	$944,848

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accrued payroll and related expense	$14	$28
Derivative financial liability	487	412
Amounts due to subsidiaries	55,869	82,491
Total current liabilities	56,370	82,931

Long-term loan	20,032	19,865
Total liabilities	76,402	102,796

Equity:
Ordinary shares, par value $0.001 per share, 100,000,000 shares authorized; 60,342,099 shares issued and outstanding as of June 30, 2017 and 2018, respectively	60	60
Additional paid-in capital	222,189	223,396
Retained earnings	524,129	624,049
Accumulated other comprehensive loss	(22,859)	(5,453)
Total equity	723,519	842,052

Total liabilities and equity	$799,921	$944,848

Condensed Income Statement [Table Text Block]
CONDENSED STATEMENTS OF COMPREHENSIVE INCOME

	Year Ended June 30,
	2016	2017	2018

General and administrative expenses	$4,484	$1,062	$1,751
Loss from operations	(4,484)	(1,062)	(1,751)

Other expense, net	(93)	(89)	-
Interest income	80	4	-
Interest expenses	(705)	(1,074)	(748)
Foreign exchange losses	(719)	(740)	(97)
Equity in profit of subsidiaries	$124,392	$71,905	$109,757
Income before income taxes	118,471	68,944	107,161
Income tax expenses	-	-	-
Net income	118,471	68,944	107,161

Other comprehensive income, net of tax of nil
Translation adjustment	(46,052)	(14,392)	17,406
Comprehensive income	$72,419	$54,552	$124,567

Condensed Cash Flow Statement [Table Text Block]
CONDENSED STATEMENTS OF CASH FLOWS

	Year ended June 30,
	2016	2017	2018

Cash flows from operating activities:
Net income	$118,471	$68,944	$107,161
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Share of net (income) of equity investees	(124,392)	(71,905)	(109,757)
Share-based compensation expenses	3,860	464	1,207
Accretion of convertible bond	230	230	230
Fair value adjustments of a bifurcated derivative	93	89	(75)
Accrued liabilities	41	1,248	14
Net cash used in operating activities	$(1,697)	$(930)	$(1,220)

Cash flows from investing activities:
Collection of loans from subsidiaries	-	2,316	50,649
Loans to subsidiaries	(729)	(2,712)	(5,000)
Maturity of time deposits	14,713	-	-
Investment in subsidiaries	(2,594)	-	(15,707)
Net cash provided by (used in) investing activities	$11,390	$(396)	$29,942

Cash flows from financing activities:
Proceeds of loans from subsidiaries	-	11,938	-
Payment of dividends	-	(11,975)	(7,241)
Repayment of loans from subsidiaries	(15,000)	(428)	(13,006)
Proceeds from exercise of options	5,441	6,323	-
Net cash (used in) provided by financing activities	$(9,559)	$5,858	$(20,247)

Net increase in cash and cash equivalents	$134	$4,532	$8,475

Cash and cash equivalents, beginning of period	8,437	8,571	13,103
Cash and cash equivalents, end of period	$8,571	$13,103	$21,578